Transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Sale in advance	R$ 70,000
Investment	R$ 948,320
Preferred shares issued	22,224,513
Suppliers [Member]
Reserve Quantities [Line Items]
Expense related to services	R$ 6,455	R$ 4,712
Payable to related companies	R$ 737	R$ 3,397